INCOME TAX - Unrecognized Income Tax Benefits - Narrative (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 RUB (₽)
Unrecognized income tax benefits
Unrecognized Tax Benefits	₽ 439		₽ 239	₽ 290	$ 5.6	$ 3.0	₽ 580
Unrecognized income tax benefits, if recognized, would affect the effective tax rate	439		239		5.6
(Expense)/Benefit as a result of recording interest and penalties as a part of provision of income tax	106	$ 1.3	50	₽ 99
Other accrued liabilities, non-current
Unrecognized income tax benefits
Unrecognized Tax Benefits	121		32		1.5
Accounts payable and accrued liabilities
Unrecognized income tax benefits
Unrecognized Tax Benefits	₽ 52		₽ 36		$ 0.7